UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 28, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                 New York, New York       November 14, 2012
-------------------------    --------------------    ----------------------
   [Signature]                   [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:      893,661
                                             (in thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

1                028-14291                         Dekel Partners, L.P.
2                028-14286                         Fine Partners I, L.P.
3                028-14296                         Noga Partners, L.P.
4                000-00000                         Fine Offshore Fund, Ltd.
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

                        FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE   SHRS OR     SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT     PRN CALL   DISCRETION  MNGS     SOLE  SHARED  NONE
ACCURIDE CORP NEW                  COM NEW        00439T206    5,221   1,120,419  SH           SOLE      N/A     1,120,419
ALLIANCE ONE INTL INC                COM          018772103   26,933   8,338,410  SH           SOLE      N/A     8,338,410
CASTLE A M & CO                      COM          148411101    8,462     677,488  SH           SOLE      N/A       677,488
CITIZENS REPUBLIC BANCORP IN       COM NEW        174420307    7,087     366,248  SH           SOLE      N/A       366,248
COINSTAR INC                         COM          19259P300   81,852   1,819,740  SH           SOLE      N/A     1,819,740
COWEN GROUP INC NEW                  CL A         223622101    8,422   3,113,358  SH           SOLE      N/A     3,113,358
DANA HLDG CORP                       COM          235825205   40,301   3,276,500  SH           SOLE      N/A     3,276,500
GREEN DOT CORP                       CL A         39304D102    8,798     719,400  SH           SOLE      N/A       719,400
HARRIS CORP DEL                      COM          413875105    9,916     193,600  SH           SOLE      N/A       193,600
HORNBECK OFFSHORE SVCS INC N         COM          440543106   54,913   1,498,297  SH           SOLE      N/A     1,498,297
LIBERTY MEDIA CORPORATION       LIB CAP COM A     530322106   19,827     190,500  SH           SOLE      N/A       190,500
LIVE NATION ENTERTAINMENT IN         COM          538034109   63,700   7,398,334  SH           SOLE      N/A     7,398,334
MBIA INC CMN                         COM          55262C100   23,469   2,316,740  SH           SOLE      N/A     2,316,740
MBIA INC CMN                         COM          55262C100   24,643   2,432,700      CALL     SOLE      N/A     2,432,700
PHH CORP                           COM NEW        693320202   45,943   2,257,641  SH           SOLE      N/A     2,257,641
POLYONE CORP                         COM          73179P106   59,383   3,583,751  SH           SOLE      N/A     3,583,751
POPULAR INC                        COM NEW        733174700   12,262     702,800  SH           SOLE      N/A       702,800
PZENA INVESTMENT MGMT INC          CLASS A        74731Q103    1,821     349,465  SH           SOLE      N/A       349,465
REGIONS FINANCIAL CORP NEW           COM          7591EP100   34,826   4,840,318  SH           SOLE      N/A     4,840,318
SCIENTIFIC GAMES CORP                CL A         80874P109   73,873   8,927,251  SH           SOLE      N/A     8,927,251
SEARS HLDGS CORP                     COM          812350106   38,799     699,200  SH           SOLE      N/A       699,200
SEARS HLDGS CORP                RIGHT 10/08/2012  812350114    2,997   1,101,700  SH           SOLE      N/A     1,101,700
SYNOVUS FINL CORP                    COM          87161C105   35,429  14,948,779  SH           SOLE      N/A    14,948,779
AIRCASTLE LTD                        COM          G0129K104   33,261   2,935,667  SH           SOLE      N/A     2,935,667
ASSURED GUARANTY LTD                 COM          G0585R106  104,875   7,700,100  SH           SOLE      N/A     7,700,100
ASSURED GUARANTY LTD. CMN            COM          G0585R106   66,648   4,893,400      CALL     SOLE      N/A     4,893,400


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